Business combinations and other significant transactions - Balance sheet values at the acquisition date of the business combinations (Details) - EUR (€) € in Millions	Dec. 31, 2024	May 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business combinations and other significant transactions
Cash and cash equivalents	€ 265
Current financial assets	233
Other current assets	486			€ 408	€ 147
Current assets	984
Property, plant and equipment	2,586
Deferred tax assets	407
Other non-current assets	870
Non-current assets	3,863
TOTAL ASSETS	4,847
Current financial liabilities	53
Other current liabilities	319
Current liabilities	372
Non-current financial liabilities	913
Provisions	830
Deferred tax liabilities	589
Other non-current liabilities	87
Non-current liabilities	2,419
TOTAL LIABILITIES	2,791
TOTAL NET ACQUISITIONS	2,056			1,680	1,221
Goodwill	33			25	482
Fair value of investments held before the acquisition of control	(28)			(271)	(21)
Non-controlling interest	(1)			€ (2)	€ (15)
TOTAL CASH CONSIDERATION OF THE TRANSACTION	2,060
Exploration & Production | Neptune Energy Group Limited ("Neptune")
Business combinations and other significant transactions
Cash and cash equivalents	257		€ 257
Current financial assets	233
Other current assets	476
Current assets	966		476
Property, plant and equipment	2,501
Deferred tax assets	407
Other non-current assets	790
Non-current assets	3,698		€ 3,698
TOTAL ASSETS	4,664
Current financial liabilities	45
Other current liabilities	310
Current liabilities	355
Non-current financial liabilities	850
Provisions	829
Deferred tax liabilities	586
Other non-current liabilities	85
Non-current liabilities	2,350
TOTAL LIABILITIES	2,705
TOTAL NET ACQUISITIONS	1,959
TOTAL CASH CONSIDERATION OF THE TRANSACTION	1,959
Plenitude
Business combinations and other significant transactions
Cash and cash equivalents	8
Plenitude | Renewables and Retail
Business combinations and other significant transactions
Cash and cash equivalents	8
Other current assets	5
Current assets	13
Property, plant and equipment	71
Other non-current assets	57
Non-current assets	128
TOTAL ASSETS	141
Other current liabilities	3
Current liabilities	3
Non-current financial liabilities	61
Other non-current liabilities	2
Non-current liabilities	63
TOTAL LIABILITIES	66
TOTAL NET ACQUISITIONS	75
Goodwill	5
Fair value of investments held before the acquisition of control	(28)
Non-controlling interest	(1)
TOTAL CASH CONSIDERATION OF THE TRANSACTION	51
Enilive | Atenoil companies
Business combinations and other significant transactions
Other current assets	5
Current assets	5	€ 5
Property, plant and equipment	14
Other non-current assets	23
Non-current assets	37	37
TOTAL ASSETS	42
Current financial liabilities	8
Other current liabilities	6
Current liabilities	14
Non-current financial liabilities	2
Provisions	1
Deferred tax liabilities	3
Non-current liabilities	6
TOTAL LIABILITIES	20
TOTAL NET ACQUISITIONS	22
Goodwill	28	€ 28
TOTAL CASH CONSIDERATION OF THE TRANSACTION	€ 50